SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,525	$ 4,586
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	449	516
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	598	862
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	305	354
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	4,173	2,854
ISRAEL
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,179	$ 2,212